Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Taxes
Schedule of current tax assets and tax liabilities and movements of deferred income tax

	June 30,	December 31,
	2026	2025
Current tax assets
VAT refund	7,366	7,840
Income tax	4,771	4,184
Other taxes	2,443	2,490
	14,580	14,514
Non-current tax assets
Deferred tax assets	5,386	8,011
Income tax credits	43	58
	5,429	8,069
Current tax liabilities
National tax and surcharge on gasoline	1,051	233
Income tax payable	610	1,096
Wealth tax (1)	462	—
Industry and commerce tax	274	361
Carbon tax	261	100
Value added tax	141	90
Other taxes	274	488
	3,073	2,368
Non-current tax liabilities
Deferred tax liabilities	11,998	12,499
Income tax	2,442	2,309
	14,440	14,808
(1)

The variation is due to the entry into force of Decree 0173 of 2026 issued by the Ministry of Finance and Public Credit, which temporarily established a wealth tax for legal entities. (Refer to the description of the wealth tax in Note 10.3.)

Schedule of income tax expense

	Six-month period ended
	June 30,
	2026	2025

	(Unaudited)
Current income tax	5,572	3,561
Deferred income tax	(112)	(1,187)
Adjustments to prior years’ current and deferred tax	14	(80)
Income tax expenses	5,474	2,294